                   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                        SUPPLEMENT DATED APRIL 29, 2019
                                       TO
                PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated May 1, 2009 (as supplemented) for the following variable annuity contracts issued by Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY (together with Brighthouse Life Insurance Company, "we" or "us"): Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 547-3793 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company or Brighthouse Life Insurance Company of NY (depending on the company that issued your contract) will be sent to you without charge.


1. THE FOLLOWING INFORMATION SHOULD BE READ IN CONNECTION WITH THE INFORMATION PRESENTED ON THE FIRST PAGE OF YOUR PROSPECTUS:


IN ACCORDANCE WITH THE REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT HTTPS://
WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


2. PURCHASE


In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in Platforms 1 and 3 with the following:


                                                                   SUPP-PRISM419

      Platform 1
      ----------
      Fixed Account (where otherwise available)
      BlackRock Ultra-Short Term Bond Portfolio
      Brighthouse/Franklin Low Duration Total Return Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      Western Asset Management Government Income Portfolio


      Platform 3
      ----------
      Morgan Stanley Discovery Portfolio
      Pioneer Mid Cap Value VCT Portfolio
      Victory Sycamore Mid Cap Value Portfolio


3. INVESTMENT OPTIONS


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.


4. OTHER INFORMATION


a. With respect to Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC variable annuity contracts issued by Brighthouse Life Insurance Company, in the "OTHER INFORMATION" section, replace the "BLIC" subsection with the following:


      BLIC


      Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


b. With respect to Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC variable annuity contracts issued by Brighthouse Life Insurance Company of NY, in the "OTHER INFORMATION" section, replace the "Brighthouse Life Insurance Company of NY" subsection with the following:


      BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


      Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


c. In the "OTHER INFORMATION" section, replace the "Cybersecurity" subsection with the following:


      CYBERSECURITY


      Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


      Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.


5. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.

6. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.


7. TRANSFERS -- MONITORED PORTFOLIOS


We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers.

               BlackRock High Yield Portfolio


               Brighthouse/Aberdeen Emerging Markets Equity Portfolio


               JPMorgan Small Cap Value Portfolio


               Loomis Sayles Small Cap Core Portfolio


               MFS(R) Research International Portfolio


               Neuberger Berman Genesis Portfolio


               Oppenheimer Global Equity Portfolio


               Western Asset Management Strategic Bond Opportunities Portfolio



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.39%     1.62%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.61%         0.25%        0.03%

 AQR Global Risk Balanced Portfolio             0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies           0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                 0.60%         0.25%        0.09%

 Brighthouse Balanced Plus Portfolio            0.24%         0.25%         --

 Brighthouse/Aberdeen Emerging Markets          0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total        0.50%         0.25%        0.05%
  Return Portfolio

 Invesco Balanced-Risk Allocation               0.63%         0.25%        0.04%
  Portfolio

 Invesco Comstock Portfolio                     0.56%         0.25%        0.03%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio             0.78%         0.25%        0.06%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.05%

 Morgan Stanley Discovery Portfolio             0.64%         0.25%        0.04%

 Oppenheimer Global Equity Portfolio            0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio         0.63%         0.25%        0.05%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

 Western Asset Management Government            0.43%         0.25%        0.04%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation Portfolio       0.69%         0.15%        0.03%

 BlackRock Ultra-Short Term Bond                0.35%          --          0.04%
  Portfolio

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio        0.01%       0.90%         0.02%         0.88%

 AQR Global Risk Balanced Portfolio            0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies          0.09%       1.01%         0.05%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                  --        0.94%           --          0.94%

 Brighthouse Balanced Plus Portfolio           0.44%       0.93%           --          0.93%

 Brighthouse/Aberdeen Emerging Markets           --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total       0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Invesco Balanced-Risk Allocation              0.02%       0.94%         0.02%         0.92%
  Portfolio

 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 JPMorgan Global Active Allocation               --        1.03%         0.06%         0.97%
  Portfolio

 JPMorgan Small Cap Value Portfolio              --        1.09%         0.10%         0.99%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        1.00%         0.10%         0.90%

 Morgan Stanley Discovery Portfolio              --        0.93%         0.02%         0.91%

 Oppenheimer Global Equity Portfolio             --        0.96%         0.12%         0.84%

 PanAgora Global Diversified Risk              0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio        0.02%       0.95%         0.01%         0.94%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

 Western Asset Management Government             --        0.72%         0.03%         0.69%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation Portfolio        --        0.87%         0.09%         0.78%

 BlackRock Ultra-Short Term Bond                 --        0.39%         0.03%         0.36%
  Portfolio

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity            0.70%         0.25%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                     0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Core Portfolio        0.90%         0.25%        0.06%

 MFS(R) Total Return Portfolio                 0.56%         0.25%        0.06%

 MFS(R) Value Portfolio                        0.61%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio            0.82%         0.25%        0.03%

 Western Asset Management Strategic            0.57%         0.15%        0.03%
  Bond Opportunities Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth        0.75%         0.25%        0.04%
  Portfolio

 ClearBridge Variable Dividend Strategy        0.70%         0.25%        0.06%
  Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio           0.65%         0.25%        0.08%

 Pioneer Real Estate Shares VCT Portfolio      0.80%         0.25%        0.57%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity             --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Jennison Growth Portfolio                      --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Core Portfolio       0.02%       1.23%         0.08%         1.15%

 MFS(R) Total Return Portfolio                  --        0.87%           --          0.87%

 MFS(R) Value Portfolio                         --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis Portfolio             --        1.10%         0.01%         1.09%

 Western Asset Management Strategic             --        0.75%         0.06%         0.69%
  Bond Opportunities Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         --        1.04%           --          1.04%
  Portfolio

 ClearBridge Variable Dividend Strategy         --        1.01%           --          1.01%
  Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            --        0.98%           --          0.98%

 Pioneer Real Estate Shares VCT Portfolio       --        1.62%           --          1.62%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


BRIGHTHOUSE FUNDS TRUST I  -- CLASS B

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Brighthouse Balanced Plus Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Franklin Low Duration Total Return Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth Portfolio)

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Schroders Global Multi-Asset Portfolio

     Victory Sycamore Mid Cap Value Portfolio

  Western Asset Management Government Income Portfolio (formerly Fidelity
    Institutional Asset Management(R) Government Income Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Capital Appreciation Portfolio -- Class E

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     Jennison Growth Portfolio -- Class B

     Loomis Sayles Small Cap Core Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class B

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class E



LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio

     ClearBridge Variable Dividend Strategy Portfolio



PIONEER VARIABLE CONTRACTS TRUST -- CLASS II

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Pioneer Mid Cap Value VCT Portfolio

     Pioneer Real Estate Shares VCT Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS B

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
                                              income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio                                    income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio                             seeking preservation of shareholders' capital.
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio                                    income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio                                    and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 Morgan Stanley Discovery Portfolio           Seeks capital appreciation.
 (formerly Morgan Stanley Mid Cap
 Growth Portfolio)
 Oppenheimer Global Equity Portfolio          Seeks capital appreciation.
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
                                              preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio                 Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS B

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
                                              Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio                             Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio                             Subadviser: Franklin Advisers, Inc.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Discovery Portfolio           Brighthouse Investment Advisers, LLC
 (formerly Morgan Stanley Mid Cap             Subadviser: Morgan Stanley Investment
 Growth Portfolio)                            Management Inc.
 Oppenheimer Global Equity Portfolio          Brighthouse Investment Advisers, LLC
                                              Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio                 Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Schroders Global Multi-Asset Portfolio     Seeks capital appreciation and current
                                            income.
 Victory Sycamore Mid Cap Value             Seeks high total return by investing in equity
 Portfolio                                  securities of mid-sized companies.
 Western Asset Management Government        Seeks a high level of current income,
 Income Portfolio (formerly Fidelity        consistent with preservation of principal.
 Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class E
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class A                       consistent with preservation of capital.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Core               Seeks long-term capital growth from
 Portfolio -- Class B                       investments in common stocks or other
                                            equity securities.
 MFS(R) Total Return Portfolio -- Class B   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class E         with preservation of capital.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST -- CLASS II

 ClearBridge Variable Aggressive Growth     Seeks capital appreciation.
 Portfolio
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio                                  income and long-term capital appreciation.
 PIONEER VARIABLE CONTRACTS
 TRUST -- CLASS II

 Pioneer Mid Cap Value VCT Portfolio        Seeks capital appreciation by investing in a
                                            diversified portfolio of securities consisting
                                            primarily of common stocks.
 Pioneer Real Estate Shares VCT Portfolio   Seeks long-term growth of capital. Current
                                            income is a secondary objective.




            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 Schroders Global Multi-Asset Portfolio     Brighthouse Investment Advisers, LLC
                                            Subadvisers: Schroder Investment
                                            Management North America Inc.; Schroder
                                            Investment Management North America
                                            Limited
 Victory Sycamore Mid Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: Victory Capital Management
                                            Inc.
 Western Asset Management Government        Brighthouse Investment Advisers, LLC
 Income Portfolio (formerly Fidelity        Subadviser: Western Asset Management
 Institutional Asset Management(R)          Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Capital Appreciation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Total Return Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class E         Subadviser: Western Asset Management
                                            Company
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST -- CLASS II

 ClearBridge Variable Aggressive Growth     Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 PIONEER VARIABLE CONTRACTS
 TRUST -- CLASS II

 Pioneer Mid Cap Value VCT Portfolio        Amundi Pioneer Asset Management, Inc.
 Pioneer Real Estate Shares VCT Portfolio   Amundi Pioneer Asset Management, Inc.

                                      B-2